Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

10. Share-Based Compensation

Prior to November 1, 2013, Ceridian employees participated in a share-based compensation plan of the former ultimate parent of Ceridian. The 2007 Stock Incentive Plan (“2007 SIP”) authorized the issuance of up to 10,540,540 shares of common stock of Parent to eligible participants through stock options and stock awards. Eligible participants in the 2007 SIP included the Parent’s directors, employees and consultants.

Effective November 1, 2013, although most participants who held stock options under the 2007 SIP converted their options to a newly created option plan, the 2013 Ceridian HCM Holding Inc. Stock Incentive Plan, as amended (“2013 SIP”), a small number of participants maintained their stock options in the 2007 SIP. Concurrent with the IPO and legal reorganization, all outstanding stock options under the 2007 SIP were converted into options to purchase common stock of Ceridian. As of September 30, 2018, there were 5,000 stock options outstanding under the 2007 SIP.

The 2013 SIP authorized the issuance of up to 12,500,000 shares of common stock of Ceridian to eligible participants through stock options and other stock awards, which was increased to 15,000,000 on March 20, 2017, by the Board of Directors. Eligible participants in the 2013 SIP include Ceridian’s directors, employees, and consultants.

As part of the 2013 SIP, the Board of Directors approved a stock appreciation rights program that authorized the issuance of up to 600,000 stock appreciation rights. The performance criteria for all stock appreciation rights was met on April 30, 2018, resulting in the vesting of all outstanding stock appreciation rights. We recognized $1.5 of share-based compensation expense related to the vesting of these stock appreciation rights during the nine months ended September 30, 2018. As of September 30, 2018, there were no remaining outstanding stock appreciation rights.

Stock options awarded under the 2013 SIP vest either annually on a pro rata basis over a four- or five-year period or on a specific date if certain performance criteria are satisfied and certain equity values are attained. In addition, upon termination of service, all vested options must be exercised generally within 90 days after termination, or these awards will be forfeited. The stock option awards have a 10-year contractual term and have an exercise price that is not less than the fair market value of the underlying stock on the date of grant. As of September 30, 2018, there were 10,766,257 stock options and restricted stock units outstanding under the 2013 SIP. We do not intend to grant any awards under the 2007 SIP or the 2013 SIP following our IPO.

On April 24, 2018, in connection with the IPO, the Board of Directors approved the Ceridian HCM Holding Inc. 2018 Equity Incentive Plan (“2018 EIP”), which authorizes the issuance of up to 13,500,000 shares of common stock to eligible participants through equity awards. Equity awards under the 2018 EIP vest annually on a pro rata basis, generally over a four-year period. In addition, upon termination of service, all vested awards must be exercised within 90 days after termination, or these awards will be forfeited. The equity awards have a 10-year contractual term and have an exercise price that is not less than the fair market value of the underlying stock on the date of the grant. As of September 30, 2018, there were 5,125,110 stock options and restricted stock units outstanding and 8,374,890 shares available for future grants of equity awards under the 2018 EIP.

Total share-based compensation expense was $19.5 and $12.8 for the nine months ended September 30, 2018, and 2017.

Performance-Based Stock Options

Performance-based option activity under the 2007 SIP and the 2013 SIP for the period was as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Performance-based options outstanding at December 31, 2017	1,038,147	$13.46	3.5	$—
Granted	—	—	—	—
Exercised	(633,606)	(13.46)	—	—
Forfeited or expired	(8,358)	(13.46)	—	—

Performance-based options outstanding at September 30, 2018	396,183	$13.50	3.4	$11.3
Performance-based options exercisable at September 30, 2018	396,183	$13.50	3.4	$11.3

The performance criteria for all outstanding performance-based stock options was met on June 7, 2018, resulting in the vesting of all outstanding performance-based stock options on this date. We recognized $4.8 of share-based compensation expense related to the vesting of these performance-based stock options during the nine months ended September 30, 2018. As of September 30, 2018, there was no share-based compensation expense related to unvested performance-based stock options not yet recognized.

Term-Based Stock Options

Term-based option activity, including stock options under the 2007 SIP, the 2013 SIP and the 2018 EIP, for the period was as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Term-based options outstanding at December 31, 2017	10,994,181	$16.52	6.9	$48.8
Granted	5,140,787	22.84	—	—
Exercised	(1,127,360)	(13.73)	—	—
Forfeited or expired	(166,747)	(17.09)	—	—

Term-based options outstanding at September 30, 2018	14,840,861	$18.66	7.6	$346.8
Term-based options exercisable at September 30, 2018	6,868,950	$16.70	5.8	$174.0

As of September 30, 2018, there was $49.7 of share-based compensation expense related to unvested term based awards not yet recognized, which is expected to be recognized over a weighted average period of 1.9 years.

Restricted Stock Units

Restricted stock units (“RSUs”) activity, including RSUs under the 2013 SIP and the 2018 EIP, for the period was as follows:

Shares
RSUs outstanding at December 31, 2017	605,990
Granted	159,323
Shares issued upon vesting of RSUs	(105,990)
Forfeited or canceled	—

RSUs outstanding at September 30, 2018	659,323
RSUs releasable at September 30, 2018	125,000

During the nine months ended September 30, 2018, 159,323 RSUs were granted and 230,990 RSUs vested. Of the vested RSUs 105,990 shares of common stock were issued, and 125,000 RSUs remained vested and releasable. As of September 30, 2018, there were 534,323 unvested RSUs outstanding. RSUs generally vest annually over a three- or four-year period. There were 29,800 RSUs that vested upon completion of the IPO. As of September 30, 2018, there was $10.6 of share-based compensation expense related to unvested RSUs not yet recognized, which is expected to be recognized over a weighted average period of 2.8 years.

12. Share-Based Compensation

Prior to November 1, 2013, Ceridian employees participated in a share-based compensation plan of the ultimate parent of Ceridian. The 2007 Stock Incentive Plan (“2007 SIP”) authorized the issuance of up to 10,540,540 shares of common stock of Parent to eligible participants through stock options and stock awards. Eligible participants in the 2007 SIP included the Parent’s directors, employees and consultants.

Effective November 1, 2013, most participants who held stock options under the 2007 SIP converted their options to a newly created option plan, the 2013 Ceridian HCM Holding Inc. Stock Incentive Plan (“2013 HCM SIP”). A small number of participants maintained their stock options in the 2007 SIP. As of December 31, 2017, there were 10,000 stock options outstanding under the 2007 SIP.

The 2013 HCM SIP authorized the issuance of up to 12,500,000 shares of common stock of Ceridian to eligible participants through stock options and other stock awards. On March 20, 2017, the Board of Directors approved an increase to the number of authorized shares under the 2013 HCM SIP to 15,000,000. Eligible participants in the 2013 HCM SIP include Ceridian’s directors, employees, and consultants.

As part of the 2013 HCM SIP, the Board of Directors approved a stock appreciation rights program that authorized the issuance of up to 600,000 stock appreciation rights. As of December 31, 2017, there were 266,350 outstanding stock appreciation rights.

As of December 31, 2017, there were 1,939,403 shares available for future grants of stock options and stock awards under the 2013 HCM SIP.

Stock options awarded under the 2013 HCM SIP vest either annually on a pro rata basis over a four- or five-year period or on a specific date if certain performance criteria are satisfied and certain equity values are attained. In addition, upon termination of employment, all vested options become eligible to be exercised generally within 90 days after termination. The stock option awards have a 10-year contractual term and have an exercise price that is not less than the fair market value of the underlying stock on the date of grant.

Share-based compensation expense was $16.1, $12.5, and $12.8 for years ended December 31, 2017, 2016, and 2015, respectively.

Performance-Based Stock Options

Performance-based option activity for the period from December 31, 2014 to December 31, 2017, represents stock options granted under the 2013 HCM SIP.

	Shares		Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2014	1,343,100		$13.46	6.3	$—
Granted	—		—
Exercised	—		—
Forfeited or expired	(62,232)		(13.46)

Options outstanding at December 31, 2015	1,280,868		$13.46	5.2	$—
Granted	—		—
Exercised	—		—
Forfeited or expired	(52,942)		(13.46)

Options outstanding at December 31, 2016	1,227,926		$13.46	4.2	$—
Granted	—		—
Exercised	(167,202	)(a)	(13.46)
Forfeited or expired	(25,077)		(13.46)

Options outstanding at December 31, 2017	1,035,647		$13.46	3.5	$—

(a)	During the year ended December 31, 2017, certain performance-based options were modified and exercised.

The performance-based options vest on the earlier to occur of a change in control or an initial public offering (“IPO”) in which the value of Ceridian stock is at least $26.92 per share or higher. If the value of the common stock has not reached $26.92 or higher per share at the time an IPO or change in control event occurs, the options expire unvested, or through the expiration date. Options issued under the 2013 HCM SIP, other than the Replacement Options, do not include performance based-options.

As of December 31, 2017, there was $5.3 of share-based compensation expense related to unvested performance-based stock options not yet recognized.

Term-Based Stock Options

Term-based option activity for the period from December 31, 2014 to December 31, 2017, represents stock options granted under the 2013 HCM SIP. As of December 31, 2017, there were 6,819,649 vested options.

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2014	7,588,078	$15.98	8.2	$13.3
Granted	187,140	17.56
Exercised	—	—
Forfeited or expired	(168,060)	(16.40)

Options outstanding at December 31, 2015	7,607,158	$16.02	7.3	$14.1
Granted	2,339,238	16.80
Exercised	—	—
Forfeited or expired	(176,626)	(16.54)

Options outstanding at December 31, 2016	9,769,770	$16.20	7.1	$9.9
Granted	2,285,981	17.46
Exercised	(595,464)	(15.14)
Forfeited or expired	(468,606)	(16.10)

Options outstanding at December 31, 2017	10,991,681	$16.52	6.9	$48.8
Options exercisable at December 31, 2017	6,819,649	$16.14	5.5	$32.9

Other information pertaining to term-based options is as follows:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value per share	$5.88	$5.74	$5.68

The fair value of the term-based stock options was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2017	2016	2015
Expected volatility	30.0%	30.0%	33.0%
Expected dividend rate	—	—	—
Risk-free interest rate	2.3%	1.9%	2.1%

For stock options granted under the 2007 SIP, we used the simplified method to estimate the expected term of the stock options. For stock options granted under the 2013 HCM SIP, we estimated an expected term of 7.0 years, based on the vesting period and contractual life. As of December 31, 2017, there was $21.7 of share-based compensation expense related to unvested term based awards not yet recognized, which is expected to be recognized over a weighted average period of 1.3 years. As of December 31, 2017, there were 6,819,649 vested term-based stock options.

The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with remaining term equal to the contractual term of the performance-based options and the expected term of the term-based option. The estimated volatility of Ceridian common stock is based on the historical volatility of comparable public companies over a period approximately equal to the expected term.

Restricted Stock Units

Restricted stock units (“RSUs”) activity for the period from December 31, 2014 to December 31, 2017, represents restricted stock units granted under the 2013 HCM SIP.

Shares
RSUs outstanding at December 31, 2014	—
Granted	228,572
Shares issued upon vesting of RSUs	—
Forfeited or canceled	—

RSUs outstanding at December 31, 2015	228,572
Granted	29,800
Shares issued upon vesting of RSUs	(76,192)
Forfeited or canceled	—

RSUs outstanding at December 31, 2016	182,180
Granted	500,000
Shares issued upon vesting of RSUs	(76,190)
Forfeited or canceled	—

RSUs outstanding at December 31, 2017	605,990

Other information pertaining to restricted stock units is as follows:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value per share	$17.26	$17.40	$17.50

During the year ended December 31, 2017, 76,192 restricted stock units vested, and shares of Ceridian common stock were issued. As of December 31, 2017, there were 605,990 unvested restricted stock units outstanding. Restricted stock units generally vest annually over a three- or four-year period. As of December 31, 2017, there was $7.1 of share-based compensation expense related to unvested restricted stock units not yet recognized, which is expected to be recognized over a weighted average period of 2.2 years.